Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue generated from services:
Total revenues		$ 340,219,546	$ 386,670,899	$ 234,174,265
COST OF REVENUE:
Cost of revenue - services		(58,819,396)	(68,154,833)	(55,472,076)
Cost of revenue - sales		(249,887,524)	(278,002,800)	(140,880,063)
Business and sales related taxes		(600,605)	(527,336)	(772,830)
Total cost of revenue		(309,307,525)	(346,684,969)	(197,124,969)
GROSS PROFIT		30,912,021	39,985,930	37,049,296
OPERATING EXPENSES:
Selling expenses		(1,504,002)	(1,525,692)	(1,977,617)
General and administrative expenses		(19,247,560)	(10,859,011)	(10,511,542)
Research and development expenses		(1,414,437)	(1,093,457)	(1,563,718)
Bad debt expense		(5,037,951)	(2,215,016)	(4,509,634)
Goodwill Impairment Loss		(128,577)	(5,488,816)	(777,329)
Total operating expenses		(27,332,527)	(21,181,992)	(19,339,840)
INCOME FROM OPERATIONS		3,579,494	18,803,938	17,709,456
OTHER INCOME:
Interest and investment income		1,662,646	2,557,588	2,790,768
Other income , net		320,955	2,159,301	2,021,688
Total other income, net		1,983,601	4,716,889	4,812,456
INCOME BEFORE PROVISION FOR INCOME TAXES		5,563,095	23,520,827	22,521,912
PROVISION FOR INCOME TAXES		(4,527,081)	(5,817,147)	(4,741,854)
NET INCOME FROM CONTINUING OPERATIONS		1,036,014	17,703,680	17,780,058
DISCONTINUED OPERATIONS:
GAIN FROM DISCONTINUED OPERATIONS		4,863,777
NET (LOSS) FROM DISPOSAL OF SUBSIDIARIES IN DISCONTINUED OPERATIONS, NET OF TAX		4,863,777
NET INCOME		5,899,791	17,703,680	17,780,058
Net income attributable to non-controlling interests		(112,375)	(125,942)	(159,246)
NET INCOME - Nisun International’s shareholders		5,787,416	17,577,738	17,620,812
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation loss		(6,017,982)	(4,536,797)	(12,576,380)
COMPREHENSIVE (LOSS) INCOME		(230,566)	13,040,941	5,044,432
Comprehensive loss attributable to non-controlling interests		1,595	65	6,231
COMPREHENSIVE (LOSS) INCOME		$ (228,971)	$ 13,041,006	$ 5,050,663
BASIC AND DILUTED EARNINGS PER COMMON SHARE:
NET EARNINGS PER COMMON SHARE (in Dollars per share)		$ 1.43	$ 4.46	$ 4.42
NET EARNINGS PER COMMON SHARE DILUTED (in Dollars per share)		$ 1.43	$ 4.46	$ 4.42
Weighted average number of shares outstanding-basic (in Shares)	[1]	4,053,108	3,943,793	3,986,359
Weighted average number of shares outstanding-diluted (in Shares)	[1]	4,053,108	3,943,793	3,986,359
Revenue Generated From Services
Revenue generated from services:
Total revenues		$ 90,033,156	$ 107,977,544	$ 90,812,551
Revenue Generated From Sales
Revenue generated from services:
Total revenues		250,186,390	278,693,355	143,361,714
Small and Medium Enterprise Financing Solutions | Revenue Generated From Services
Revenue generated from services:
Total revenues		84,320,613	101,823,899	87,269,959
Supply Chain Financing Solutions | Revenue Generated From Services
Revenue generated from services:
Total revenues		$ 5,712,543	$ 6,153,645	$ 3,542,592

[1]	The financial statements give retroactive effect to the May 18, 2023 one-for-ten reverse share split.